STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENT OF COMPREHENSIVE INCOME
Net income in the year	R$ 5,713,633	R$ 6,387,313	R$ 11,133,420
Other Components of the Comprehensive Income
Financial instruments at fair value through OCI	(243,443)	67,593	597,223
Deferred Income Tax/Social Contribution	79,621	(20,417)	(201,704)
Actuarial gains or losses	1,154,355	(2,304,304)	(2,075,470)
Deferred Income Tax/Social Contribution on Net Income	(359,964)	161,210	964,837
Other Components of the Comprehensive Income Items that will not be Reclassified to the result	630,569	(2,095,918)	(715,114)
Other Components of the Comprehensive Income Items that may be reclassified to profit or loss
Cumulative Conversion Adjustments	30,180	90,061	12,824
Cash flow hedge adjustment		279	(1,439)
Share in comprehensive income of subsidiaries, affiliates and jointly controlled companies	37	(37,279)	(18,933)
Other components of comprehensive income Items that may be reclassified to income	30,217	53,061	(7,548)
Other components of the comprehensive income in the year	660,786	(2,042,857)	(722,662)
Total comprehensive income in the year	6,374,419	4,344,456	10,410,758
Portion attributed to controlling shareholders	6,306,927	4,295,831	10,472,375
Non-controlling portion	67,492	48,625	(61,617)
Total comprehensive income in the year	R$ 6,374,419	R$ 4,344,456	R$ 10,410,758